Revenue (Details Narrative) - SEK (kr) kr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Amortization of customer warrant contract asset	kr 1,020
Largest customer one [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	12.00%	14.00%
Largest customer two [member]
IfrsStatementLineItems [Line Items]
Percentage of revenue	11.00%	10.00%